MERRILL LYNCH
MIDDLE EAST/
AFRICA FUND, INC.



[FUND LOGO]
STRATEGIC
         Performance



Quarterly Report
August 31, 1997



Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Middle East/Africa
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                              #18413 -- 8/97

[RECYCLE LOGO]
Printed on post-consumer recycled paper



MERRILL LYNCH MIDDLE EAST/AFRICA FUND, INC.

[GRAPHIC MAP CHART OMITTED: ASSET ALLOCATION]

Asset Allocation as
A Percentage* of
Net Assets as of
August 31, 1997

Asset Allocation As a Percentage* of Net Assets as of August 31, 1997

A map illustrating the following percentages:

GHANA                            1.7%
MOROCCO                          3.9%
SOUTH AFRICA                    51.0%
BOTSWANA                         1.4%
TURKEY                           5.6%
ISRAEL                           6.2%
LEBANON                          3.1%
JORDAN                           1.0%
EGYPT                           13.7%
ZIMBABWE                         4.5%

* Total may not equal 100%.



            Merrill Lynch Middle East/Africa Fund, Inc., August 31, 1997

DEAR SHAREHOLDER

During the three-month period ended August 31, 1997, total returns for Merrill Lynch Middle East/Africa Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +4.10%, +3.84%, +3.83% and +4.01%, respectively. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 3 -- 5 of this report to shareholders.) The unmanaged Morgan Stanley Capital International Indexes for the largest equity markets in the region
-- Israel, South Africa and Turkey -- registered returns of +3.60%, +0.74% and +2.74%, respectively. In addition, the unmanaged J.P. Morgan Securities South African Bond Index (in US dollars terms) rose 1.71%.

Investment Review and Activities
The Israeli market showed strong performance initially, only to decline sharply once political concerns moved to the forefront. The driving forces behind investor interest were strong second-quarter earnings for a number of high-profile companies and the restructuring of holdings at major conglomerates. On the political front, the peace process suffered a severe blow when Islamic suicide bombers targeted Jerusalem. Israeli investors also became increasingly concerned about stock market volatility in the United States and awaited new economic indicators affecting interest rates. Among our prime holdings in Israel is Blue Square Chain Stores Properties and Investments Ltd., the largest retailer in Israel. Blue Square embarked on an aggressive expansion program in order to diversify its presence in the retail market. The company now operates 136 supermarkets and 37 specialty and department stores.

Although the Turkish market appreciated by 2.74% over the August quarter, political and economic uncertainty prevailed as the government lost credibility with respect to its inflation targets. Expectations are that interest rates will still rise, and this will constrain the performance of the Turkish stock market.

In South Africa, speculation over gold once again became a decisive factor in the market's performance. The positive investor outlook for South Africa, based on an improved international reserve position, an upgrade of the sovereign debt rating by Duff & Phelps, and strong corporate earnings for several companies, was dampened when gold prices started to decline.

A new holding for the Fund in South Africa was Sasol Ltd., a worldwide leader in the conversion of coal to oil and gas. Sasol employs a unique technology, the Fischer-Troposch synthesis- synthol process, to produce vast quantities of chemicals and chemical feedstock streams.

The Egyptian market experienced an 8% rally during late August. At the end of the quarter, it was one of the best-performing markets, up 5.06%. Among the top performers was Commercial International Bank (Egypt) S.A.E. (CIB), the largest market cap on the exchange. CIB reported strong earnings through June 1997. This commercial bank represents one of the Fund's core holdings in Egypt.

In Conclusion
Our long-term outlook for the Middle East/Africa region remains positive. However, we continue to caution our shareholders that these markets are highly volatile, and in some instances, illiquid.

We thank you for your investment in the Merrill Lynch East/Africa Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/GRACE PINEDA
Grace Pineda
Vice President and Portfolio Manager

September 30, 1997



PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricingsm System, which offers four pricing alternatives:

[bullet] Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

[bullet] Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

[bullet] Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

[bullet] Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





Performance Summary --
Class A Shares

                               Net Asset Value             Capital Gains           Dividends
Period Covered            Beginning       Ending            Distributed              Paid*           % Change**
12/30/94 -- 12/31/94       $10.00        $10.00                 --                    --               0.00%
1995                        10.00         10.13                 --                 $0.873            +10.08
1996                        10.13          8.95                 --                  0.436            - 7.23
1/1/97 -- 8/31/97            8.95         11.42                 --                    --             +27.60
                                                                             Total $1.309
                                                             Cumulative total return as of 8/31/97:  +30.31%**

*  Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.






Performance Summary --
Class B Shares

                               Net Asset Value             Capital Gains           Dividends
Period Covered            Beginning       Ending            Distributed              Paid*           % Change**
12/30/94 -- 12/31/94       $10.00        $10.00                 --                    --               0.00%
1995                        10.00         10.13                 --                 $0.765            + 9.00
1996                        10.13          8.97                 --                  0.319            - 8.22
1/1/97 -- 8/31/97            8.97         11.36                 --                    --             +26.64
                                                                             Total $1.084
                                                             Cumulative total return as of 8/31/97:  +26.70%**

*  Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.





Performance Summary --
Class C Shares

                               Net Asset Value             Capital Gains           Dividends
Period Covered            Beginning       Ending            Distributed              Paid*           % Change**
12/30/94 -- 12/31/94       $10.00        $10.00                 --                    --               0.00%
1995                        10.00         10.13                 --                 $0.763            + 8.98
1996                        10.13          8.95                 --                  0.332            - 8.29
1/1/97 -- 8/31/97            8.95         11.38                 --                    --             +27.15
                                                                             Total $1.095
                                                             Cumulative total return as of 8/31/97:  +27.08%**

*  Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.





Performance Summary --
Class D Shares

                               Net Asset Value             Capital Gains           Dividends
Period Covered            Beginning       Ending            Distributed              Paid*           % Change**
12/30/94 -- 12/31/94       $10.00        $10.00                 --                    --               0.00%
1995                        10.00         10.13                 --                 $0.850            + 9.85
1996                        10.13          8.95                 --                  0.406            - 7.54
1/1/97 -- 8/31/97            8.95         11.40                 --                    --             +27.37
                                                                             Total $1.256
                                                             Cumulative total return as of 8/31/97:  +29.37%**

*  Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.




Average Annual Total Return

                             % Return Without           % Return With
                               Sales Charge             Sales Charge**
Class A Shares*
Year Ended 6/30/97               +19.04%                   +10.62%
Inception (12/30/94)
through 6/30/97                  +10.93                    + 8.56

* Maximum sales charge is 5.25%. Maximum redemption fee is 2% and is reduced to 0% after 1 year.
** Assuming maximum sales charge.

                                % Return                   % Return
                              Without CDSC                With CDSC**
Class B Shares*
Year Ended 6/30/97               +17.81%                   +11.52%
Inception (12/30/94)
through 6/30/97                  + 9.77                    + 9.07

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years. Maximum redemption fee is 2% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.

                                % Return                   % Return
                              Without CDSC                With CDSC**
Class C Shares*
Year Ended 6/30/97               +18.18%                   +14.89%
Inception (12/30/94)
through 6/30/97                  + 9.90                    + 9.90

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year. Maximum redemption fee is 2% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.

                           % Return Without             % Return With
                             Sales Charge               Sales Charge**
Class D Shares*
Year Ended 6/30/97               +18.68%                   +10.28%
Inception (12/30/94)
through 6/30/97                  +10.61                    + 8.25

* Maximum sales charge is 5.25%. Maximum redemption fee is 2% and is reduced to 0% after 1 year.
** Assuming maximum sales charge.





Recent
Performance
Results*

                                                                                                          12 Month     3 Month
                                                                   8/31/97      5/31/97      8/31/96      % Change     % Change
ML Middle East/Africa Fund, Inc. Class A Shares                     $11.42       $10.97        $9.33       +22.40%      +4.10%
ML Middle East/Africa Fund, Inc. Class B Shares                      11.36        10.94         9.26       +22.68       +3.84
ML Middle East/Africa Fund, Inc. Class C Shares                      11.38        10.96         9.26       +22.89       +3.83
ML Middle East/Africa Fund, Inc. Class D Shares                      11.40        10.96         9.31       +22.45       +4.01
ML Middle East/Africa Fund, Inc. Class A Shares -- Total Return                                            +28.52(1)    +4.10
ML Middle East/Africa Fund, Inc. Class B Shares -- Total Return                                            +27.16(2)    +3.84
ML Middle East/Africa Fund, Inc. Class C Shares -- Total Return                                            +27.57(3)    +3.83
ML Middle East/Africa Fund, Inc. Class D Shares -- Total Return                                            +28.15(4)    +4.01

*   Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1) Percent change includes reinvestment of $0.436 per share ordinary income dividends.
(2) Percent change includes reinvestment of $0.319 per share ordinary income dividends.
(3) Percent change includes reinvestment of $0.332 per share ordinary income dividends.
(4) Percent change includes reinvestment of $0.406 per share ordinary income dividends.






                                                                   Merrill Lynch Middle East/Africa Fund, Inc., August 31, 1997

SCHEDULE OF INVESTMENTS                                                                                          (in US dollars)

                                  Shares Held/                                                                      Percent of
AFRICA           Industries       Face Amount                  Investments                Cost          Value       Net Assets
Botswana         Multi-Industry    106,802          Sechaba Investment Trust            $85,845       $130,437        1.4%
                                                                                     ----------     ----------      -----
                                                    Total Investments in Botswana        85,845        130,437        1.4
                                                                                     ==========     ==========      =====

Ghana            Beverages &
                 Tobacco           917,998          Guiness Ghana Ltd.                  158,792        160,755        1.7
                                                                                     ----------     ----------      -----
                                                    Total Investments in Ghana          158,792        160,755        1.7
                                                                                     ==========     ==========      =====

Morocco          Banking             3,428          Banque Marocaine du Commerce
                                                    Exterieure (GDR)(b)                 116,045        209,196        2.3
                 Building
                 Materials           2,000          Les Ciments de l'Oriental            87,576        152,821        1.6
                                                                                     ----------     ----------      -----
                                                    Total Investments in Morocco        203,621        362,017        3.9
                                                                                     ==========     ==========      =====

South Africa     Banking            11,064          Nedcor Ltd.                         210,232        216,963        2.4
                 Beverages          10,231          South African Breweries Ltd.        298,069        307,039        3.3
                 Beverages &
                 Tobacco            20,200          Rembrandt Group Ltd.                212,748        195,539        2.1
                 Broadcasting &
                 Publishing         14,600          Nasionale Pers Beperk               133,662        161,876        1.8

                 Diversified        10,715          Barlow Rand Ltd.                    149,332        126,227        1.4
                                    19,725          Billiton PLC (c)                     72,057         76,785        0.8
                                    19,330          Johnnies Industrial Corp., Ltd.     235,066        253,474        2.8
                                    10,350          Rembrandt Controlling Investments
                                                    Ltd.                                 71,363         63,446        0.7
                                    23,100          Sasol Ltd.                          297,437        307,836        3.3
                                                                                     ----------     ----------      -----
                                                                                        825,255        827,768        9.0

                 Entertainment         435          Sun International
                                                    (Bophuthatswana) Ltd.                   552            278        0.0
                 Financial
                 Services           26,400          First National Bank Holdings Ltd.   214,240        208,273        2.3
                 Foreign
                 Government  ZAL 2,050,000          Republic of South Africa Bond,
                                                    13% due 8/31/2010                   401,491        402,634        4.4
                 Obligations ZAL 6,950,000          South African Bond, 12% due
                                                    2/28/2005                         1,416,938      1,331,780       14.4
                                                                                     ----------     ----------      -----
                                                                                      1,818,429      1,734,414       18.8

                 Merchandising      35,200          Pick'n Pay Stores Ltd.               40,118         53,288        0.6
                                     1,223          Pick'n Pay Stores Ltd. (N Shares)     1,702          1,669        0.0
                                                                                     ----------     ----------      -----
                                                                                         41,820         54,957        0.6

                 Metals --
                 Non-Ferrous        44,060          Gencor Limited                      110,467        112,264        1.2
                                    16,000          Gencor Limited (ADR)(a)              70,400         69,664        0.8
                                    19,371          Gencor Limited (Unsponsored)
                                                    (ADR)(a)                             43,585         47,459        0.5
                                     6,575          GenCorp, Inc. (Letter of
                                                    Entitlement)                         23,012         25,235        0.3
                                                                                     ----------     ----------      -----
                                                                                        247,464        254,622        2.8

                 Mining              2,660          Anglo American Corp. of
                                                    South Africa, Ltd. (ADR)(a)         167,591        136,325        1.5
                                     2,400          De Beers Centenary AG                77,488         76,503        0.8
                                     1,370          Gold Fields of South Africa Ltd.     35,013         28,043        0.3
                                    45,518          Ingwe Coal Corp., Ltd.              259,335        230,987        2.5
                                        38          JCI Company Limited                     367            239        0.0
                                                                                     ----------     ----------      -----
                                                                                        539,794        472,097        5.1

                 Retail            113,690          Metro Cash and Carry Ltd.            99,977        113,932        1.2
                                    21,000          Pepkor Ltd. (Ordinary)               99,154        143,284        1.6
                                                                                     ----------     ----------      -----
                                                                                        199,131        257,216        2.8
                                                                                     ----------     ----------      -----
                                                    Total Investments in South
                                                    Africa                            4,741,396      4,691,042       51.0
                                                                                     ==========     ==========      =====

Zimbabwe         Beverages &
                 Tobacco            80,655          Delta Corporation                    49,265        123,746        1.3
                 Entertainment &   183,781          Zimbabwe Sun International           72,360         78,582        0.9
                 Leisure
                 Real Estate       164,081          Hippo Valley Estates                 60,325        210,475        2.3
                                                                                     ----------     ----------      -----

                                                    Total Investments in Zimbabwe       181,950        412,803        4.5
                                                                                     ==========     ==========      =====

                                                    Total Investments in Africa       5,371,604      5,757,054       62.5
                                                                                     ==========     ==========      =====

MIDDLE
EAST

Egypt            Banking             5,110          Commercial International Bank
                                                    (Egypt) S.A.E. (CIB)                 60,437        122,107        1.3
                                     7,000          Commercial International Bank
                                                    (Egypt) S.A.E. (CIB)
                                                    (GDR)(b)                            185,500        175,350        1.9
                                                                                     ----------     ----------      -----
                                                                                        245,937        297,457        3.2
                 Beverages          14,550          Al-Ahram (Pyramids) Beverages
                                                    (GDR)(b)                            225,525        371,025        4.0
                 Engineering &      15,810          Torah Portland Cement Company,
                 Construction                       Egypt                               287,018        418,993        4.6

                 Housing             2,500          Nasr City Company For Housing
                                                    & Reconstruction                     53,454        175,206        1.9
                                                                                     ----------     ----------      -----
                                                    Total Investments in Egypt          811,934      1,262,681       13.7
                                                                                     ==========     ==========      =====

Israel           Banking            86,852          Bank Hapoalim Ltd.                  139,943        188,304        2.0
                                   102,072          Bank Leumi Le-Israel                143,402        161,185        1.8
                                                                                     ----------     ----------      -----
                                                                                        283,345        349,489        3.8

                 Food Chain         20,607          Supersol Ltd.                        55,496         63,206        0.7

                 Merchandising      17,458          Blue Square Chain Stores
                                                    Properties and Investments Ltd.      95,151        154,979        1.7
                                                                                     ----------     ----------      -----
                                                    Total Investments in Israel         433,992        567,674        6.2
                                                                                     ==========     ==========      =====

Jordan           Transportation
                 Services            6,406          Aramex International Limited
                                                    (ADR)(a)                             48,286         88,082        1.0
                                                                                     ----------     ----------      -----
                                                    Total Investments in Jordan          48,286         88,082        1.0
                                                                                     ==========     ==========      =====

Lebanon          Banking            12,000          Banque Libanaise (GDR)(b)           145,500        283,200        3.1
                                                                                     ----------     ----------      -----
                                                    Total Investments in Lebanon        145,500        283,200        3.1
                                                                                     ==========     ==========      =====

Turkey           Banking         2,959,000          Akbank T.A.S. (Ordinary)            188,496        189,895        2.1
                 Building &
                 Construction    2,335,702          Adana Cimento Sanayii (Class A)     109,914        124,099        1.3
                 Building
                 Products        1,376,108          Akcansa Cimento A.S.                202,683        205,377        2.2
                                                                                     ----------     ----------      -----
                                                    Total Investments in Turkey         501,093        519,371        5.6
                                                                                     ==========     ==========      =====

                                                    Total Investments in the
                                                    Middle East                       1,940,805      2,721,008       29.6
                                                                                     ==========     ==========      =====




SHORT-TERM                        Face                                                                              Percent of
SECURITIES                       Amount                        Investments                Cost          Value       Net Assets
                 US Government US$688,000           Federal Home Loan Mortgage
                 Agency                             Corp., 5.50%
                 Obligations*                       due 9/02/1997                      $687,685       $687,685        7.5%
                                                                                     ----------     ----------      -----
                                                    Total Investments in
                                                    Short-Term Securities               687,685        687,685        7.5
                                                                                     ==========     ==========      =====

                 Total Investments                                                   $8,000,094      9,165,747       99.6
                                                                                     ==========
                 Other Assets
                 Less Liabilities                                                                       38,586        0.4
                                                                                                    ----------      -----
                 Net Assets                                                                         $9,204,333      100.0%
                                                                                                    ==========      =====

                 Net Asset Value: Class A -- Based on net assets of $988,348 and
                                             86,539 shares outstanding                                  $11.42
                                                                                                    ==========
                                  Class B -- Based on net assets of $6,305,965 and
                                             555,123 shares outstanding                                 $11.36
                                                                                                    ==========
                                  Class C -- Based on net assets of $760,226 and
                                             66,790 shares outstanding                                  $11.38
                                                                                                    ==========
                                  Class D -- Based on net assets of $1,149,794 and
                                             100,846 shares outstanding                                 $11.40
                                                                                                    ==========
               * Certain US Government Agency Obligations are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
             (a) American Depositary Receipts (ADR).
             (b) Global Depositary Receipts (GDR).
             (c) Consistent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issue is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) the country in which the issuer derives a significant proportion (at least 50%) of its revenue or profits from goods produced or sold, investments made, or services performed in the country, or in which at least 50%
                 of the assets of the issuer are situated.




EQUITY PORTFOLIO CHANGES

For the Quarter Ended August 31, 1997

Additions

Billiton PLC
Commercial International Bank
  (Egypt) S.A.E. (CIB) (GDR)
Gencor Limited (Unsponsored) (ADR)
GenCorp, Inc. (Letter of Entitlement)
Pick'n Pay Stores Ltd. (N Shares)
Sasol Ltd.



PORTFOLIO INFORMATION

As of August 31, 1997

                                              Percent of
Ten Largest Holdings (Equity Investments)     Net Assets

Torah Portland Cement Company, Egypt             4.6%
Al-Ahram (Pyramids) Beverages (GDR)              4.0
Sasol Ltd.                                       3.3
South Africian Breweries Ltd.                    3.3
Commercial International Bank (Egypt)
S.A.E. (CIB)*                                    3.2
Banque Libanaise (GDR)                           3.1
Johnnies Industrial Corp., Ltd.                  2.8
Ingwe Coal Corp., Ltd.                           2.5
Nedcor Ltd.                                      2.4
Hippo Valley Estates                             2.3

* Includes Global Depositary Receipts.

                                              Percent of
Ten Largest Industries                        Net Assets

Banking                                         16.9%
Diversified                                      9.0
Beverages                                        7.3
Beverages & Tobacco                              5.1
Mining                                           5.1
Engineering & Construction                       4.6
Retail                                           2.8
Metals -- Non-Ferrous                            2.8
Real Estate                                      2.3
Merchandising                                    2.3



Officers and Directors
Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Grace Pineda, Vice President and
  Portfolio Manager
Gerald M. Richard, Treasurer
James W. Harshaw, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863